Income Taxes - Tax Benefit (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of income tax benefit
Loss before income taxes and noncontrolling interest	$ (16,980)	$ 5,274	$ 211
Argentina
Reconciliation of income tax benefit
Loss before income taxes and noncontrolling interest	(1,661)	(11,669)	(10,524)
Statutory tax rate	35.00%	35.00%	35.00%
Income before taxes at the statutory tax rate	581	4,084	3,683
Permanent differences	(24)	(3,083)	(1,749)
Income tax benefit of the year	$ 557	$ 1,001	$ 1,934